UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09417

Name of Fund: The BlackRock Pennsylvania Strategic Municipal Trust (BPS)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, The BlackRock Pennsylvania Strategic Municipal Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 04/30/2012

Date of reporting period: 01/31/2012

Item 1 – Schedule of Investments

Schedule of Investments January 31, 2012 (Unaudited)	BlackRock Pennsylvania Strategic Municipal Trust (BPS)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Pennsylvania — 118.5%
Corporate — 3.7%
Beaver County IDA, Refunding RB, FirstEnergy, Mandatory Put Bonds, 3.38%, 1/01/35 (a)	$200	$203,326
Pennsylvania Economic Development Financing Authority, RB, Aqua Pennsylvania, Inc. Project, Series A, AMT, 6.75%, 10/01/18	600	751,980
Pennsylvania Economic Development Financing Authority, Refunding RB, Aqua Pennsylvania, Inc. Project, Series A, AMT, 5.00%, 12/01/34	180	194,387
		1,149,693
County/City/Special District/School District — 11.9%
City of Pittsburgh Pennsylvania, GO, Series B (b):
5.00%, 9/01/25	245	279,663
5.00%, 9/01/26	125	141,307
County of York Pennsylvania, GO, 5.00%, 3/01/36	100	110,801
Delaware Valley Regional Financial Authority, RB, Series A (AMBAC), 5.50%, 8/01/28	1,000	1,154,920
Falls Township Pennsylvania, RB, Water & Sewer Authority, 5.00%, 12/01/37	200	222,654
Marple Newtown School District, GO (AGM), 5.00%, 6/01/31	600	699,918
Owen J. Roberts School District, GO, 4.75%, 11/15/25	700	786,597
Philadelphia School District, GO, Series E, 6.00%, 9/01/38	100	114,078
Philipsburg Osceola Area School District Pennsylvania, GO (AGM), 5.00%, 4/01/41	155	162,945
		3,672,883
Education — 14.4%
Adams County IDA, Refunding RB, Gettysburg College:
5.00%, 8/15/24	100	115,659
5.00%, 8/15/25	100	115,243
Cumberland County Municipal Authority, RB, AICUP Financing Program, Dickinson College Project, 5.00%, 11/01/39	200	218,636
Delaware County Authority, RB:
Haverford College, 5.00%, 11/15/35	415	463,547
Villanova University, 5.25%, 12/01/31	100	114,026
Pennsylvania Higher Educational Facilities Authority, RB:
Drexel University, Series A (NPFGC), 5.00%, 5/01/37	150	159,609
Thomas Jefferson University, 5.00%, 3/01/40	1,000	1,087,890

Municipal Bonds	Par (000)	Value
Pennsylvania (continued)
Education (concluded)
Pennsylvania Higher Educational Facilities Authority, Refunding RB:
Drexel University, Series A, 5.25%, 5/01/41	$1,180	$1,302,637
State System of Higher Education, Series AL, 5.00%, 6/15/35	100	111,415
University of Pittsburgh Pennsylvania, RB, Capital Project, Series B, 5.00%, 9/15/28	610	724,223
		4,412,885
Health — 40.3%
Allegheny County Hospital Development Authority, Refunding RB, Health System, West Penn, Series A:
5.00%, 11/15/28	250	206,423
5.38%, 11/15/40	470	383,304
Berks County Municipal Authority, Refunding RB, Reading Hospital & Medical Center Project, Series A-3, 5.50%, 11/01/31	500	566,250
Bucks County IDA, Refunding RB, Pennswood Village Project, Series A, 6.00%, 10/01/12 (c)	1,150	1,204,855
Centre County Hospital Authority, RB, Mount Nittany Medical Center Project, 7.00%, 11/15/46	390	454,958
Cumberland County Municipal Authority, RB, Diakon Lutheran, 6.38%, 1/01/39	500	537,645
Dauphin County General Authority, Refunding RB, Pinnacle Health System Project, Series A, 6.00%, 6/01/29	500	554,635
Franklin County IDA Pennsylvania, RB, Chambersburg Hospital Project, 5.38%, 7/01/42	415	434,858
Lehigh County General Purpose Authority, Refunding RB, Saint Luke’s Bethlehem Hospital, 5.38%, 8/15/13 (c)	2,000	2,154,620
Montgomery County IDA Pennsylvania, RB, Acts Retirement Life Community:
5.25%, 11/15/28	1,250	1,250,512
Series A, 4.50%, 11/15/36	375	333,848
Pennsylvania Higher Educational Facilities Authority, RB, University of Pittsburgh Medical Center, Series E, 5.00%, 5/15/31	1,000	1,090,530
Philadelphia Hospitals & Higher Education Facilities Authority, Refunding RB, Children’s Hospital of Philadelphia, Series C, 5.00%, 7/01/41	940	1,012,361

BLACKROCK PENNSYLVANIA STRATEGIC MUNICIPAL TRUST	JANUARY 31, 2012	1

Schedule of Investments (continued)	BlackRock Pennsylvania Strategic Municipal Trust (BPS)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Pennsylvania (continued)
Health (concluded)
South Fork Municipal Authority, Refunding RB, Conemaugh Valley Memorial, Series B (AGC), 5.38%, 7/01/35	$245	$266,491
Southcentral General Authority, Refunding RB, Wellspan Health Obligor Group, Series A, 6.00%, 6/01/29	1,250	1,441,675
Union County Hospital Authority, Refunding RB, Evangelical Community Hospital Project, 7.00%, 8/01/41	460	514,864
		12,407,829
Housing — 11.6%
Pennsylvania HFA, RB, AMT:
Series 94-A, 5.10%, 10/01/31	150	153,053
Series 95-A, 4.90%, 10/01/37	970	977,702
Pennsylvania HFA, Refunding RB, AMT:
S/F Mortgage, Series 92-A, 4.75%, 4/01/31	110	110,893
S/F Mortgage, Series 113, 4.85%, 10/01/37	775	796,901
Series 97A, 4.65%, 10/01/31	1,300	1,309,685
Series 99A, 5.15%, 4/01/38	200	217,266
		3,565,500
State — 9.1%
Commonwealth of Pennsylvania, GO, First Series:
5.00%, 11/15/19	635	798,906
5.00%, 3/15/29	275	324,505
5.00%, 11/15/30	1,180	1,417,676
State Public School Building Authority, Refunding RB, Harrisburg School District Project, Series A (AGC), 5.00%, 11/15/33	250	270,088
		2,811,175
Transportation — 23.5%
City of Philadelphia Pennsylvania, RB, Series A, 5.00%, 6/15/40	1,325	1,389,567
Delaware River Port Authority, RB, Series D, 5.00%, 1/01/40	750	803,070
Pennsylvania Economic Development Financing Authority, RB, Amtrak Project, Series A, AMT:
6.25%, 11/01/31	1,000	1,006,300
6.38%, 11/01/41	500	503,090
Pennsylvania Turnpike Commission, RB:
Series A (AMBAC), 5.25%, 12/01/32	870	926,654
Sub-Series A, 5.13%, 12/01/26	100	114,400
Sub-Series A, 6.00%, 12/01/41	100	111,559
Sub-Series B, 5.25%, 6/01/24	250	289,498

Municipal Bonds	Par (000)	Value
Pennsylvania (concluded)
Transportation (concluded)
Pennsylvania Turnpike Commission, RB (concluded):
Sub-Series B, 5.25%, 6/01/39	$500	$535,420
Sub-Series B, 5.25%, 12/01/41	325	354,153
Southeastern Pennsylvania Transportation Authority, RB, Capital Grant Receipts:
5.00%, 6/01/27	360	414,486
5.00%, 6/01/28	290	331,566
5.00%, 6/01/29	385	436,859
		7,216,622
Utilities — 4.0%
City of Philadelphia Pennsylvania, RB:
Ninth Series, 5.25%, 8/01/40	270	281,462
Series A, 5.25%, 1/01/36	100	108,427
Series C (AGM), 5.00%, 8/01/40	350	382,658
Lycoming County Water & Sewer Authority, RB (AGM), 5.00%, 11/15/41	100	106,355
Pennsylvania Economic Development Financing Authority, RB:
American Water Co. Project, 6.20%, 4/01/39	210	243,919
Philadelphia Biosolids Facility, 6.25%, 1/01/32	100	109,935
		1,232,756
Total Municipal Bonds in Pennsylvania		36,469,343

Guam — 0.5%
State — 0.5%
Territory of Guam, RB, Section 30, Series A, 5.63%, 12/01/29	150	161,436
Total Municipal Bonds in Guam		161,436

Puerto Rico — 9.7%
State — 7.3%
Commonwealth of Puerto Rico, GO, Refunding, Sub-Series C-7 (NPFGC), 6.00%, 7/01/27	385	425,891
Puerto Rico Public Buildings Authority, Refunding RB, Government Facilities, Series N, 5.00%, 7/01/37	300	306,840
Puerto Rico Sales Tax Financing Corp., RB:
First Sub-Series A, 6.38%, 8/01/39	1,000	1,167,390
Series C, 5.25%, 8/01/40	300	333,153
		2,233,274
Utilities — 2.4%
Puerto Rico Aqueduct & Sewer Authority, RB, Senior Lien, Series A, 6.00%, 7/01/38	200	216,782

BLACKROCK PENNSYLVANIA STRATEGIC MUNICIPAL TRUST	JANUARY 31, 2012	2

Schedule of Investments (continued)	BlackRock Pennsylvania Strategic Municipal Trust (BPS)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Puerto Rico (concluded)
Utilities (concluded)
Puerto Rico Electric Power Authority, RB, Series WW, 5.50%, 7/01/38	$500	$532,160
		748,942
Total Municipal Bonds in Puerto Rico		2,982,216

Total Municipal Bonds – 128.7%		39,612,995

Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (d)

Pennsylvania — 35.2%
Education — 8.4%
Pennsylvania Higher Educational Facilities Authority, RB, University of Pennsylvania Health System, 5.75%, 8/15/41	850	969,884
Pennsylvania Higher Educational Facilities Authority, Refunding RB, Trustees of the University of Pennsylvania, Series C, 4.75%, 7/15/35	500	524,155
Pennsylvania State University, RB, 5.00%, 3/01/40	1,000	1,100,350
		2,594,389
Health — 12.9%
Geisinger Authority, RB:
Series A, 5.13%, 6/01/34	500	543,365
Series A, 5.25%, 6/01/39	1,000	1,085,496
Series A-1, 5.13%, 6/01/41	1,160	1,264,528
Philadelphia Hospitals & Higher Education Facilities Authority, Refunding RB, Jefferson Health System, Series B, 5.00%, 5/15/40	1,000	1,068,440
		3,961,829
Housing — 3.3%
Pennsylvania HFA, Refunding RB:
Series 96-A, AMT, 4.70%, 10/01/37	490	491,803
Series 105C, 5.00%, 10/01/39	500	520,735
		1,012,538
State — 6.7%
Commonwealth of Pennsylvania, GO, First Series, 5.00%, 3/15/28	825	979,189
Pennsylvania Turnpike Commission, RB, Series C of 2003 Pennsylvania Turnpike (NPFGC), 5.00%, 12/01/32	1,000	1,091,050
		2,070,239

Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (d)	Par (000)	Value
Pennsylvania (concluded)
Transportation — 3.9%
City of Philadelphia Pennsylvania, RB, Series A, AMT (AGM), 5.00%, 6/15/37	$1,150	$1,181,533
Total Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts – 35.2%		10,820,528
Total Long-Term Investments (Cost – $46,562,202) – 163.9%		50,433,523

Short-Term Securities	Shares
BIF Pennsylvania Municipal Money Fund, 0.00% (e)(f)	567,142	567,142
Total Short-Term Securities (Cost – $567,142) – 1.8%		567,142
Total Investments (Cost - $47,129,344*) – 165.7%		51,000,665
Other Assets Less Liabilities – 4.0%		1,233,790
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable – (16.7)%		(5,126,293)
AMPS, at Redemption Value – (53.0)%		(16,325,329)
Net Assets Applicable to Common Shares – 100.0%		$30,782,833

*	As of January 31, 2012, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$41,939,646
Gross unrealized appreciation	$3,937,574
Gross unrealized depreciation	(816)
Net unrealized appreciation	$3,936,758

(a)	Variable rate security. Rate shown is as of report date.

(b)	When-issued security. Unsettled when-issued transactions were as follows:

Counterparty	Value	Unrealized Appreciation
First Clearing LLC	$420,970	$2,075

(c)	US government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.

(d)	Securities represent bonds transferred to a TOB in exchange for which the Trust acquired residual interest certificates. These securities serve as collateral in a financing transaction.

BLACKROCK PENNSYLVANIA STRATEGIC MUNICIPAL TRUST	JANUARY 31, 2012	3

Schedule of Investments (concluded)	BlackRock Pennsylvania Strategic Municipal Trust (BPS)

(e)	Investments in companies considered to be an affiliate of the Trust during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at April 30, 2011	Net Activity	Shares Held at January 31, 2012	Income
BIF Pennsylvania Municipal Money Fund	1,311,773	(744,631)	567,142	$—

(f)	Represents the current yield as of report date.

•

For Trust compliance purposes, the Trust’s sector classifications refer to any one or more of the sector sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Trust management. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax (subject to)
GO	General Obligation Bonds
HFA	Housing Finance Agency
IDA	Industrial Development Authority
NPFGC	National Public Finance Guarantee Corp.
RB	Revenue Bonds
S/F	Single Family

•

Fair Value Measurements - Various inputs are used in determining the fair value of investments. These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

	•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The categorization of a value determined for investments is based on the pricing transparency of the investment and does not necessarily correspond to the Trust’s perceived risk of investing in those securities. For information about the Trust’s policy regarding valuation of investments and other significant accounting policies, please refer to the Trust’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the inputs used as of January 31, 2012 in determining the fair valuation of the Trust’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	—	$50,433,523	—	$50,433,523
Short-Term Securities	$567,142	—	—	567,142
Total	$567,142	$50,433,523	—	$51,000,665

[1]	See above Schedules of Investments for values in each sector.

BLACKROCK PENNSYLVANIA STRATEGIC MUNICIPAL TRUST	JANUARY 31, 2012	4

Item 2 –	Controls and Procedures

2(a) –

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The BlackRock Pennsylvania Strategic Municipal Trust

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
The BlackRock Pennsylvania Strategic Municipal Trust

Date: March 23, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
The BlackRock Pennsylvania Strategic Municipal Trust

Date: March 23, 2012

	By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
The BlackRock Pennsylvania Strategic Municipal Trust

Date: March 23, 2012